Property, Plant and Equipment Table (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 19,536	$ 19,239
Less: accumulated depreciation		(4,134)	(2,082)
Property, plant and equipment, net	$ 14,252	15,402	17,157
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		420	420
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		9,668	9,580
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 9,448	9,103
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			$ 136